Financial liabilities designated at fair value (Table)	12 Months Ended
Dec. 31, 2021
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value

	Barclays Bank Group
	2021	2020
	£m	£m
Loans and advances	2,813	2,170
Debt securities	318	291
Reverse repurchase agreements and other similar secured lending	—	19
Financial assets designated at fair value	3,131	2,480

Loans and advances	33,089	25,279
Debt securities	1,937	1,406
Equity securities	4,798	3,742
Reverse repurchase agreements and other similar secured lending	145,186	138,539
Other financial assets	85	315
Financial assets mandatorily at fair value	185,095	169,281
Total	188,226	171,761

	Barclays Bank Group
	2021		2020
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	53,164	61,333	50,216	57,650
Deposits	29,409	29,836	21,718	22,120
Repurchase agreements and other similar secured borrowing	168,075	168,144	177,455	177,513
Subordinated debt[a]	483	613	—	—
Other financial liabilities	—	—	237	237
Financial liabilities designated at fair value	251,131	259,926	249,626	257,520
Note
a.Subordinated debt measured at fair value (2020: £221m) was previously disclosed in Note 26 Subordinated Liabilities. For the current year, it is disclosed within Financial Liabilities designated at fair value to better reflect that it is accounted for at fair value.